RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of related party transactions
A summary of balances due from related parties and affiliated companies at June 30, 2026 and December 31, 2025 is as follows:

(in thousands of $)	June 30,	December 31,
	2026	2025
Frontline (Management) Cyprus Limited	490	340
Receivables due from related parties and affiliated companies	490	340
A summary of balances due to related parties and affiliated companies at June 30, 2026 and December 31, 2025 is as follows:

(in thousands of $)	June 30,	December 31,
	2026	2025
Seatankers Management Co. Ltd	(63)	(4)
Frontline (Management) Cyprus Limited	(100)	(50)
Frontline Corporate Services Ltd	(38)	(21)
Flex LNG Fleet Management AS	(649)	(309)
SFL UK Management Ltd	(3)	(4)
Front Ocean Management AS	(293)	(244)
Front Ocean Management Ltd	(45)	(41)
Payables due to related parties and affiliated companies	(1,191)	(673)
A summary of income from related parties and affiliated companies is as follows:

(in thousands of $)	Six months ended
	June 30,
	2026	2025
Avance Gas AS	—	3
Total income from related parties and affiliated companies	—	3

A summary of expenses from related parties and affiliated companies is as follows:

(in thousands of $)	Six months ended
	June 30,
	2026	2025
Administrative service fees
Seatankers Management Co Ltd	(117)	(188)
Frontline (Management) Cyprus Limited	(100)	(115)
Front Ocean Management AS	(461)	(403)
Front Ocean Management Ltd	(132)	(84)

Technical management fees
Flex LNG Fleet Management AS	(844)	(1,935)

Office facilities
SFL UK Management Ltd	(3)	(5)
Frontline Corporate Services Ltd	(68)	—
Total expenses from related parties and affiliated companies	(1,724)	(2,730)